UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-05495______

_______BlackRock High Income Shares Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock High Income Shares Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2006

BlackRock High Income Shares (HIS)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—137.6%
			Corporate Bonds—135.8%
			Aerospace & Defense—2.7%
BB-	$ 200		AAR Corp., 6.875%, 12/15/07	$ 201,000
B	470		Argo-Tech Corp., 9.25%, 6/01/11	488,800
B	2,390		DI Finance/DynCorp Intl., 9.50%, 2/15/13	2,473,650
			DRS Technologies, Inc.,
B	170		6.875%, 11/01/13	167,875
B	170		7.625%, 2/01/18	172,975
BB+	90		L-3 Communications Corp., 5.875%, 1/15/15	85,500
BB	270		Sequa Corp., 9.00%, 8/01/09	286,875

			Total Aerospace & Defense	3,876,675

			Automotive—4.3%
B	170	[2]	Ashtead Capital, Inc., 9.00%, 8/15/16	176,800
			Autonation, Inc.,
BB+	360	[2]	7.00%, 4/15/14	358,200
BB+	360	[2,3]	7.507%, 4/15/13	365,400
BB-	70	[2,3]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	68,600
Caa2	500		Delco Remy Intl., Inc., 9.375%, 4/15/12	223,750
B	985		Lear Corp., 8.11%, 5/15/09	955,450
BB-	22		Meritor Automotive, Inc., 6.80%, 2/15/09	21,120
CCC+	935		Metaldyne Corp., 10.00%, 11/01/13	946,688
B2	1,910		Rent-A-Center, Inc., 7.50%, 5/01/10	1,914,775
CCC+	525		Stanadyne Corp., 10.00%, 8/15/14	532,875
BB-	550		TRW Automotive, Inc., 9.375%, 2/15/13	585,750

			Total Automotive	6,149,408

			Basic Materials—16.9%
			Abitibi-Consolidated, Inc. (Canada)
B+	930		6.00%, 6/20/13	759,112
B+	325		8.375%, 4/01/15	295,750
B+	595		AK Steel Corp., 7.75%, 6/15/12	578,638
B-	1,200		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,290,000
B	215	[2,3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.007%, 7/15/10	219,300
BB-	350	[3]	Bowater, Inc., 8.39%, 3/15/10	353,500
B+	275		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	253,000
BB+	60		Chemtura Corp., 6.875%, 6/01/16	59,100
B-	540		CPG International I, Inc., 10.50%, 7/01/13	548,100
BB-	1,010		Del Monte Corp., 8.625%, 12/15/12	1,060,500
			Domtar, Inc. (Canada)
B2	160		7.125%, 8/15/15	149,200
B2	640		7.875%, 10/15/11	636,800
B+	390		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	392,925
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	125		8.75%, 2/15/09	129,688
BB-	2,780		10.125%, 9/01/08	2,953,750
BB-	1,250		10.625%, 5/01/11	1,343,750
BB-	700		Georgia Gulf Corp., 9.50%, 10/15/14	695,128
B3	500	[2]	Huntsman Intl. LLC, 7.375%, 1/01/15	505,000
Ba3	1,450		Huntsman LLC, 11.625%, 10/15/10	1,604,062
BB	200		IMC Global, Inc., 10.875%, 6/01/08	212,500
B2	685	[2]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	652,463
B3	2,205		Innophos, Inc., 8.875%, 8/15/14	2,182,950
B+	300		Jacuzzi Brands, Inc., 9.625%, 7/01/10	318,750
			Lyondell Chemical Co.,
BB-	390		8.00%, 9/15/14	391,950
BB-	790		8.25%, 9/15/16	802,837
B-	345		Nalco Co., 8.875%, 11/15/13	361,388

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(cont’d)
			NewPage Corp.,
B3	$1,040		10.00%, 5/01/12	$ 1,084,200
Caa1	250		12.00%, 5/01/13	258,750
			Nova Chemicals Corp. (Canada)
BB	260		6.50%, 1/15/12	245,375
BB	1,290	[3]	8.405%, 11/15/13	1,327,087
CCC+	1,034	[2]	Pregis Corp., 12.375%, 10/15/13	1,077,945
			Rhodia SA, (France)
B-	980		8.875%, 6/01/11	1,019,200
B2	162		10.25%, 6/01/10	182,250
B-	180	[2]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	178,650

			Total Basic Materials	24,123,598

			Building & Development—4.0%
B	2,000		ERICO Intl. Corp., 8.875%, 3/01/12	2,070,000
B-	450		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	428,625
Ba2	1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	915,000
B3	470		Nortek, Inc., 8.50%, 9/01/14	440,625
			North American Energy Partners, Inc. (Canada)
Caa1	1,560		8.75%, 12/01/11	1,563,900
B1	330		9.00%, 6/01/10	359,700

			Total Building & Development	5,777,850

			Business Equipment & Services—0.2%
Ba2	275	[2]	FTI Consulting, Inc., 7.75%, 10/01/16	277,750

			Consumer Products—9.2%
CCC+	695	[3]	Ames True Temper, Inc., 9.507%, 1/15/12	700,212
B3	475	[2]	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	456,000
B3	565		Cenveo Corp., 7.875%, 12/01/13	536,750
B2	280	[2]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	283,500
B-	680		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	601,800
B	928		Gold Kist, Inc., 10.25%, 3/15/14	1,071,840
B2	765	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	715,275
B-	2,425		Lazydays RV Center, Inc., 11.75%, 5/15/12	2,291,625
B	110	[3]	Levi Strauss & Co., 10.122%, 4/01/12	113,300
CC	1,230		Merisant Co., 9.50%, 7/15/13	799,500
B2	240		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	255,000
B3	185	[2,3]	Nutro Products, Inc., 9.23%, 10/15/13	191,013
BB-	400		Quiksilver, Inc., 6.875%, 4/15/15	376,000
BB+	350	[2]	Reynolds American, Inc., 7.625%, 6/01/16	365,313
			Rite Aid Corp.,
B-	750		4.75%, 12/01/06	747,187
B+	250		8.125%, 5/01/10	252,188
CCC	620		Spectrum Brands, Inc., 7.375%, 2/01/15	496,000
			United Rentals NA, Inc.,
B	1,900		7.00%, 2/15/14	1,800,250
B	1,050		7.75%, 11/15/13	1,029,000

			Total Consumer Products	13,081,753

			Containers & Packaging—6.4%
			Berry Plastics Holding Corp.,
B2	625	[2]	8.875%, 9/15/14	628,125
B2	375	[2,3]	9.265%, 9/15/14	376,875
B+	430		Crown Americas LLC & Crown Americas Capital Corp., 7.75%, 11/15/15	435,375
B	1,575		Crown Cork & Seal, Inc., 8.00%, 4/15/23	1,504,125
B	285		Crown European Holdings SA, 7.375%, 12/15/26	260,775
CCC+	125		Graham Packaging Co., Inc., 8.50%, 10/15/12	123,750
B	620	[2,3]	Impress Holdings BV, 8.512%, 9/15/13	621,462
B+	1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	922,500
B	2,600		Owens Brockway, 8.25%, 5/15/13	2,658,500
B+	1,607		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	1,657,219

			Total Containers & Packaging	9,188,706

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Ecological Services & Equipment—1.0%
BB-	$ 200		Allied Waste NA, Inc., 8.50%, 12/01/08	$ 209,500
B	400		Casella Waste Systems, Inc., 9.75%, 2/01/13	419,000
Caa1	800		Waste Services, Inc., 9.50%, 4/15/14	820,000

			Total Ecological Services & Equipment	1,448,500

			Energy—15.2%
BB	250		AES Corp., 9.50%, 6/01/09	266,875
Ba1	285		ANR Pipeline Co., 9.625%, 11/01/21	351,263
B+	305		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	320,250
CCC+	420		Chaparral Energy, Inc., 8.50%, 12/01/15	417,900
			Chesapeake Energy Corp.,
BB	350		6.375%, 6/15/15	332,500
BB	235		6.625%, 1/15/16	225,600
BB-	110		ChipPAC, Inc., 2.50%, 6/01/08	107,778
BB-	80		CMS Energy Corp., 7.50%, 1/15/09	82,200
BB-	390		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	386,100
B	610		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	584,075
B+	75		Denbury Resources, Inc., 7.50%, 12/15/15	75,000
CCC+	740	[4]	East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	710,400
BB-	60	[2]	Edison Mission Energy, 7.50%, 6/15/13	60,600
			El Paso Corp.,
B	3,250		9.625%, 5/15/12	3,599,375
B	205		10.75%, 10/01/10	225,500
Ba1	50		El Paso Natural Gas Co., 8.875%, 6/15/32	57,625
Ba1	513		Elwood Energy LLC, 8.159%, 7/05/26	545,361
			Encore Acquisition Co.,
B1	130		6.00%, 7/15/15	119,600
B1	140		7.25%, 12/01/17	136,500
B-	1,115		Exco Resources, Inc., 7.25%, 1/15/11	1,089,912
BB+	100		Grant Prideco, Inc., 6.125%, 8/15/15	95,750
B	139	[2]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	149,599
BBB-	152		Homer City Funding LLC, 8.734%, 10/01/26	170,718
B-	830		KCS Energy, Inc., 7.125%, 4/01/12	796,800
			Midwest Generation LLC,
BB+	295		8.75%, 5/01/34	316,756
Ba2	154		Ser. B, 8.56%, 1/02/16	164,091
			Mirant Americas Generation LLC,
Caa1	810		8.30%, 5/01/11	810,000
Caa1	530		9.125%, 5/01/31	541,925
BB-	1,465		Mission Energy Holdings Co., 13.50%, 7/15/08	1,637,137
			NRG Energy, Inc.,
B+	100		7.25%, 2/01/14	99,500
B+	570		7.375%, 2/01/16	565,725
B2	1,410		Orion Power Holdings, Inc., 12.00%, 5/01/10	1,600,350
			Reliant Energy, Inc.,
BB-	210		6.75%, 12/15/14	199,500
BB-	285		9.25%, 7/15/10	294,975
Ba1	734		Salton SEA Funding, 8.30%, 5/30/11	765,706
Ba1	305		Southern Natural Gas Co., 8.00%, 3/01/32	338,550
B	400	[2,3]	Stone Energy Corp., 8.24%, 7/15/10	398,000
B-	345	[2]	Targa Resources, Inc., 8.50%, 11/01/13	345,000
Ba2	5	[2]	Tenaska Alabama Partners LP, 7.00%, 6/30/21	4,719
BBB-	60		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	61,650
BBB-	200		TXU Corp., 6.55%, 11/15/34	189,074
B1	1,305		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	1,278,900
BB+	1,060		Williams Cos., Inc., 8.75%, 3/15/32	1,160,700

			Total Energy	21,679,539

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Entertainment & Leisure—6.9%
			AMC Entertainment, Inc.,
B3	$ 420		9.50%, 2/01/11	$ 421,050
B3	470		11.00%, 2/01/16	513,475
Ba1	500		Caesars Entertainment, Inc., 7.875%, 3/15/10	520,000
B3	190		Cinemark, Inc., Zero Coupon, 3/15/14	152,000
Ba3	250	[3]	Felcor Lodging LP, 9.57%, 6/01/11	254,375
			Gaylord Entertainment Co.,
B-	450		6.75%, 11/15/14	430,313
B-	1,000		8.00%, 11/15/13	1,017,500
B3	790	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	831,475
B	350	[2]	Pokagon Gaming Authority, 10.375%, 6/15/14	373,188
B3	905		Poster Financial Group, Inc., 8.75%, 12/01/11	944,594
B-	705		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	690,900
Ba1	500		Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	498,321
BB	630		Seneca Gaming Corp., 7.25%, 5/01/12	627,637
Ba3	300		Station Casinos, Inc., 6.625%, 3/15/18	270,375
			Travelport, Inc.,
B-	735	[2]	9.875%, 9/01/14	709,275
B-	810	[2]	11.875%, 9/01/16	777,600
B	500		Virgin River Casino, 9.00%, 1/15/12	507,500
B+	150		Warner Music Group, Inc., 7.375%, 4/15/14	146,813
BB-	125		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	121,406

			Total Entertainment & Leisure	9,807,797

			Financial Institutions—12.7%
B+	1,101		AES Ironwood LLC, 8.857%, 11/30/25	1,208,212
B+	1,250		AES Red Oak LLC, 9.20%, 11/30/29	1,387,875
B	625		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	676,562
Ba3	170		Crum & Forster Holdings Corp., 10.375%, 6/15/13	174,250
			E*Trade Financial Corp.,
Ba2	220		7.375%, 9/15/13	224,950
Ba2	205		7.875%, 12/01/15	215,762
			Ford Motor Credit Co.,
BB-	190		5.70%, 1/15/10	176,675
BB-	450		7.25%, 10/25/11	427,304
BB-	155	[3]	9.957%, 4/15/12	162,362
BB	1,620		General Motors Acceptance Corp., 6.875%, 9/15/11-8/28/12	1,608,929
			iPayment, Inc.,
CCC+	900	[2]	9.75%, 5/15/14	916,875
NR	1,600	[2,3,4]	12.75%, 7/15/14	1,592,000
B-	745		K&F Acquisition, Inc., 7.75%, 11/15/14	748,725
B2	1,285	[2]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	1,275,362
B+	2,550	[2]	Rainbow National Services LLC, 10.375%, 9/01/14	2,849,625
B-	1,720		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,653,350
B-	110	[3]	Universal City Florida Holding Co. I/II, 10.239%, 5/01/10	113,438
B2	2,500		Visant Corp., 7.625%, 10/01/12	2,512,500
Aa3	110		Western Financial Bank, 9.625%, 5/15/12	125,631

			Total Financial Institutions	18,050,387

			Health Care—5.6%
B	1,115	[2]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	1,064,825
			Healthsouth Corp.,
CCC+	2,350	[2]	10.75%, 6/15/16	2,408,750
CCC+	840	[2,3]	11.418%, 6/15/14	858,900
B2	900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	945,000
B-	345		Tenet Healthcare Corp., 6.875%, 11/15/31	267,375
B-	865		Universal Hospital Services, Inc., 10.125%, 11/01/11	912,575
B-	1,500		VWR Intl., Inc., 8.00%, 4/15/14	1,513,125

			Total Health Care	7,970,550

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Industrials—4.2%
B	$ 405		Hexcel Corp., 6.75%, 2/01/15	$ 388,800
CCC+	200		Polypore, Inc., 8.75%, 5/15/12	192,500
			RBS Global, Inc./Rexnord Corp.,
B3	1,180	[2]	9.50%, 8/01/14	1,197,700
CCC+	890	[2]	11.75%, 8/01/16	916,700
BB-	772		Service Corp. Intl., 7.70%, 4/15/09	812,530
B3	1,720	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,786,650
B+	175		Terex Corp., 7.375%, 1/15/14	177,625
B3	610		Trimas Corp., 9.875%, 6/15/12	564,250

			Total Industrials	6,036,755

			Media—19.0%
B-	730		Affinion Group, Inc., 10.125%, 10/15/13	763,762
Caa2	865		American Media Operations, Inc., 10.25%, 5/01/09	806,612
B+	750	[3]	Cablevision Systems Corp., 9.87%, 4/01/09	799,687
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	2,940		10.25%, 9/15/10	3,006,150
CCC	565		Ser. B, 10.25%, 9/15/10	573,475
B	500	[2]	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.375%, 4/30/14	508,125
B3	865	[2]	CMP Susquehanna Corp., 9.875%, 5/15/14	815,262
BB	500		Dex Media East LLC/Dex Media East Finance Co., 9.875%, 11/15/09	526,875
B	1,213		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	1,307,007
BB	300		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	310,875
B1	1,000		Echostar Communications Corp., 5.75%, 5/15/08	1,002,500
			Echostar DBS Corp.,
BB-	455		7.00%, 10/01/13	445,823
BB-	325	[2]	7.125%, 2/01/16	315,250
BB-	365	[3]	8.758%, 10/01/08	368,650
B	250		General Cable Corp., 9.50%, 11/15/10	267,500
B3	410		Houghton Mifflin Co., 9.875%, 2/01/13	433,063
Ba3	590		LIN Television Corp., 6.50%, 5/15/13	554,600
B	465		Medianews Group, Inc., 6.875%, 10/01/13	426,638
B-	945		Network Communications, Inc., 10.75%, 12/01/13	945,000
B2	1,070		Nexstar Finance, Inc., 7.00%, 1/15/14	973,700
CCC+	1,405	[2]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	1,450,662
B1	575	[2,3]	Paxson Communications Corp., 8.757%, 1/15/12	579,312
			Primedia, Inc.,
B2	1,740		8.00%, 5/15/13	1,585,575
B2	940	[3]	10.78%, 5/15/10	967,025
B	2,635		RH Donnelley Corp., 8.875%, 1/15/16	2,651,469
BB	410		Scholastic Corp., 5.00%, 4/15/13	365,072
B	225		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	198,857
Caa1	280		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	274,400
CCC+	175	[2]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	163,844
			Vertis, Inc.,
B1	1,020		9.75%, 4/01/09	1,040,400
Caa3	275	[2]	13.50%, 12/07/09	237,188
Caa1	665		Ser. B, 10.875%, 6/15/09	665,000
Caa1	1,900		Young Broadcasting, Inc., 10.00%, 3/01/11	1,771,750

			Total Media	27,101,108

			Technology—7.0%
Ba3	100		Advanced Micro Devices, Inc., 7.75%, 11/01/12	101,500
			Amkor Technology, Inc.,
Caa1	30		7.75%, 5/15/13	27,675
Caa1	1,575		9.25%, 6/01/16	1,480,500
B+	1,235		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,219,562
BB+	500		Fisher Scientific Intl., Inc., 3.25%, 3/01/24	581,875
B+	200	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	218,250
B-	470	[2]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	460,600
CCC+	530		SS&C Technologies, Inc., 11.75%, 12/01/13	564,450

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—(cont’d)
			Sungard Data Systems, Inc.,
B-	$ 235		9.125%, 8/15/13	$ 243,519
B-	690	[3]	9.973%, 8/15/13	715,875
B-	1,520		10.25%, 8/15/15	1,567,500
B	830		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	848,675
B-	440	[2]	UGS Capital Corp. II, , 6/01/11	446,600
B-	890		UGS Corp., 10.00%, 6/01/12	965,650
BBB-	500		Xerox Corp., 7.625%, 6/15/13	525,000

			Total Technology	9,967,231

			Telecommunications—18.2%
BBB+	750	[3]	Airgate PCS, Inc., 9.257%, 10/15/11	766,875
BB-	1,000		American Tower Corp., 7.125%, 10/15/12	1,025,000
B+	645		Centennial Communications Corp., 8.125%, 2/01/14	635,325
BB-	2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,131,912
B3	170	[3]	Hawaiian Telcom Communications, Inc., 10.789%, 5/01/13	174,250
B+	500		Insight Midwest LP/Insight Capital, 10.50%, 11/01/10	517,500
			Intelsat Ltd., (Bermuda)
BB-	855		8.875%, 1/15/15	874,238
B	100		9.25%, 2/01/15	72,750
BB-	420	[2]	9.25%, 6/15/16	441,525
BB-	470	[3]	10.484%, 1/15/12	475,875
B	550	[2]	11.25%, 6/15/16	584,375
B	800	[2,3]	11.64%, 6/15/13	837,000
			Lucent Technologies, Inc.,
B1	965		6.45%, 3/15/29	861,263
B1	2,200		6.50%, 1/15/28	1,958,000
B+	1,980	[2]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	2,086,425
B-	150		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	123,750
			Nortel Networks Ltd. (Canada)
B-	905	[2,3]	9.73%, 7/15/11	932,150
B-	345	[2]	10.125%, 7/15/13	363,975
			PanAmSat Corp.,
B	1,517		9.00%, 8/15/14	1,570,095
B	825	[2]	9.00%, 6/15/16	853,875
NR	3,000	[4,5]	Poland Telecom Finance BV, 14.00%, 12/01/07 (Netherlands)	—
NR	1,240	[2,3]	ProtoStar I Ltd., Zero Coupon, 10/15/12 (Bermuda)	1,243,100
B+	230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	229,713
			Qwest Corp.,
BB+	850	[3]	8.64%, 6/15/13	914,812
BB+	1,440		9.125%, 3/15/12	1,564,200
BB	615		Rogers Wireless, Inc., 8.00%, 12/15/12 (Canada)	655,744
Ba3	1,000		Rural Cellular Corp., 8.25%, 3/15/12	1,030,000
B+	1,100	[2]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	1,207,250
			Windstream Corp.,
BB+	855	[2]	8.125%, 8/01/13	908,437
BB+	820	[2]	8.625%, 8/01/16	877,400

			Total Telecommunications	25,916,814

			Transportation—2.3%
BB-	280		American Airlines, Inc., 7.324%, 4/15/11	274,400
B1	680		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	640,900
B3	1,616		Horizon Lines LLC, 9.00%, 11/01/12	1,664,480
BB+	660		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	681,450

			Total Transportation	3,261,230

			Total Corporate Bonds	193,715,651

BlackRock High Income Shares (HIS) (continued)

Shares		Description	Value

		Common Stocks—0.0%
4,737	[4,6]	Critical Care Systems Intl., Inc.	$ 33,159
495	[6]	Crown Castle Intl. Corp.	17,444
64,467	[4,6]	Goss Holdings, Inc.	1

		Total Common Stocks	50,604

		Preferred Securities—1.8%
10,000		Crown Castle Intl. Corp., 6.25%	558,967
10,300		Emmis Communications Corp., 6.25%	386,353
500	[2]	NRG Energy, Inc., 4.00%	623,750
5,000		Owens Illinois, Inc., 4.75%	175,250
30,000		Smurfit-Stone Container Corp., 7.00%	693,000
60,000		Superior Essex Holding Corp., Ser. A, 9.50%	48,000

		Total Preferred Securities	2,485,320

		Warrant—0.0%
3,700	[2,4,6]	Pliant Corp., expires 6/01/10	—

		Total Long-Term Investments (cost $199,219,139)	196,251,575

Principal
Amount
(000)

		SHORT-TERM INVESTMENT—5.8%
		U.S. Government and Agency Discount Note—5.8%
$8,300	[7]	Federal Home Loan Bank Disc. Notes, 4.752%, 10/02/06 (cost $8,298,905)	8,298,905

		Total investments—143.4% (cost $207,518,0448)	$204,550,480
		Liabilities in excess of other assets (including $62,000,000 in loan payable)—(43.4)%	(61,888,863)

		Net Assets—100%	$142,661,617

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch Ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2006, the Trust held 29.6% of its net assets, with a current market value of $42,188,869, in securities restricted as to resale.
[3]	Variable rate security. Rate shown is interest rate as of September 30, 2006.
[4]	Security is fair valued.
[5]	Issuer is in default and/or bankruptcy.
[6]	Non-income producing security.
[7]	Rate shown is the yield to maturity as of the date of purchase.
[8]	Cost for Federal income tax purposes is $208,096,138. The net unrealized depreciation on a tax basis is $3,545,658, consisting of $2,832,254 gross unrealized appreciation and $6,377,912 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the Securities and Exchange Commission’s Standard Industry Codes.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock High Income Shares Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006